Consolidated Statements of Comprehensive Loss (Parenthetical)	Jun. 16, 2025	Jan. 15, 2025
IfrsStatementLineItems [Line Items]
Reverse share splits	1-for-4.1	1 for 28.5
Potential ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Reverse share splits	1-for-4.1	1-for-28.5